Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2019
Interest on lease liabilities	6	(45)
Expenses relating to short-term leases		(2)
Depreciation of right-of-use assets	10	(64)

Summary of information about right to use asset as follows
Right-of-use
assets comprise the following and are included within property, plant and equipment in the balance sheet:

	2019
All figures in £ millions	Land and buildings	Plant and equipment	Total
Balance at 1 January 2019	—	—	—
Adjustment on initial application of IFRS 16 (see note 1b)	418	6	424

Balance at 31 December 2019	402	7	409

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2019
Less than one year	123
One to five years	420
More than five years	622

Total undiscounted lease liabilities	1,165

Lease liabilities included in the balance sheet	838

Analysed as:
Current	89
Non-current	749

Summary of information about leases in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2019
Total cash outflow for leases as a lessee	136

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2019
Interest on finance lease receivable	6	11
Income from sub-leasing right-of-use assets (within other income)		17

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2019
Total cash inflow for leases as a lessor	37

Summary of detailed information about undiscounted lease payments to be received after the reporting date
The following table sets out the maturity analysis of lease payments receivable for sub-leases
classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and sub-leases
classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

All figures in £ millions	Operating leases	Finance leases	2019 Total
Less than one year	12	34	46
One to two years	4	40	44
Two to three years	4	33	37
Three to four years	3	30	33
Four to five years	3	31	34
More than five years	20	67	87

Total undiscounted lease payments receivable	46	235	281
Unearned finance income		(39)

Net investment in finance lease receivable		196

Summmary of maturity of the Group's finance lease obligations is as follows
The maturity of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018
Finance lease liabilities – minimum lease payments
Not later than one year	3
Later than one year and not later than two years	1
Later than two years and not later than three years	1
Later than three years and not later than four years	—
Later than four years and not later than five years	—
Later than five years	—
Future finance charges on finance leases	—

Present value of finance lease liabilities	5

Summary of the present value of the group's finance lease obligations is as follows
The present value of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018
Not later than one year	3
Later than one year and not later than five years	2
Later than five years	—

5

Summary of future aggregate minimum lease payments in respect of operating leases
The future aggregate minimum lease payments in respect of operating leases were as follows:

All figures in £ millions	2018
Not later than one year	143
Later than one year and not later than two years	130
Later than two years and not later than three years	115
Later than three years and not later than four years	101
Later than four years and not later than five years	91
Later than five years	595

1,175

Summary of future aggregate minimum sub-lease payments expected to received under non-cancellable sub-leases	warehouses, it entered into
sub-lease
contracts in order to offset costs. The future aggregate minimum sub-lease
payments expected to be received under
non-cancellable
sub-leases
were as follows:

All figures in £ millions	2018
Not later than one year	51
Later than one year and not later than two years	44
Later than two years and not later than three years	41
Later than three years and not later than four years	39
Later than four years and not later than five years	35
Later than five years	124

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